UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

LifePath® Active Retirement Portfolio (formerly, LifePath® Active 2015 Portfolio)

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active Retirement Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	14,840	$368,332
BlackRock Commodity Strategies Fund, Institutional Class	96,941	760,989
BlackRock Emerging Markets Fund, Inc., Institutional Class	29,717	574,126
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	46,805	483,496
BlackRock Energy & Resources Portfolio, Institutional Class (b)	17,878	470,899
BlackRock Equity Dividend Fund, Institutional Class	14,847	354,099
BlackRock EuroFund, Institutional Class	42,718	626,252
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	41,093	487,772
BlackRock International Fund, Institutional Class	18,148	251,899
BlackRock International Opportunities Portfolio, Institutional Class	4,357	140,636
BlackRock Pacific Fund, Inc., Institutional Class	21,060	363,488
iShares International Developed Real Estate ETF	3,061	94,615
iShares MSCI Germany ETF (c)	14,905	418,085
iShares Russell 2000 ETF	7,141	826,214
iShares U.S. Energy ETF	5,372	229,492
iShares U.S. Financials ETF	5,351	455,852
iShares U.S. Healthcare ETF (c)	1,585	232,535
iShares U.S. Industrials ETF	3,049	313,925
iShares U.S. Real Estate ETF	663	53,855
iShares U.S. Technology ETF	6,392	641,501
Master Basic Value LLC	$698,562	698,562
Master Large Cap Growth Portfolio	$733,660	733,660

		9,580,284

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 54.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	146,235	$1,523,764
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	196,043	2,132,944
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	152,765	1,555,146
Master Total Return Portfolio	$7,772,152	7,772,152

		12,984,006

Short-Term Securities — 7.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	1,016,392	1,016,392
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$673,761	673,761

		1,690,153
Total Affiliated Investment Companies (Cost — $23,800,846*) — 102.1%		24,254,443
Liabilities in Excess of Other Assets — (2.1)%		(505,645)

Net Assets — 100.0%		$23,748,798

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$23,701,055

Gross unrealized appreciation	$2,999,476
Gross unrealized depreciation	(2,446,088)

Net unrealized appreciation	$553,388

Portfolio Abbreviation

ETF	Exchange Traded Fund
EUR	Euro
JPY	Japanese Yen

BLACKROCK FUNDS II	JANUARY 31, 2015	1

Schedule of Investments (continued)	LifePath® Active Retirement Portfolio

(a)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8,118	11,410		4,688	14,840	$368,332	—	$44,383
BlackRock Commodity Strategies Fund, Inc., Institutional Class	96,919	22		—	96,941	$760,989	$183	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	26,697	3,020		—	29,717	$574,126	$2,928	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	113,408	—		66,603	46,805	$483,496	—	$4,662
BlackRock Energy & Resources Portfolio, Institutional Class	—	17,878		—	17,878	$470,899	—	—
BlackRock Equity Dividend Fund, Institutional Class	9,510	10,151		4,814	14,847	$354,099	$1,114	$7,241
BlackRock EuroFund, Institutional Class	41,418	1,300		—	42,718	$626,252	$18,630	—
BlackRock Global Long/Short Credit Fund, Institutional Class	140,085	6,150		—	146,235	$1,523,764	—	$63,767
BlackRock Global Long/Short Equity Fund, Institutional Class	101,274	45		60,226	41,093	$487,772	—	$24,022
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	194,083	1,960		—	196,043	$2,132,944	$751	$20,828
BlackRock International Fund, Institutional Class	17,746	402		—	18,148	$251,899	$5,693	—
BlackRock International Opportunities Portfolio, Institutional Class	3,808	549		—	4,357	$140,636	$3,512	$14,112
BlackRock Liquidity Funds, TempFund, Institutional Class	773,084	243,308	[1]	—	1,016,392	$1,016,392	$220	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$673,761	[1]	—	$673,761	$673,761	$626	—
BlackRock Pacific Fund, Inc., Institutional Class	19,565	1,495		—	21,060	$363,488	$1,796	$23,751
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	149,339	3,426		—	152,765	$1,555,146	$7,479	$26,506
iShares International Developed Real Estate ETF	3,061	—		—	3,061	$94,615	—	—
iShares MSCI Germany ETF	14,905	—		—	14,905	$418,085	—	—
iShares Russell 2000 ETF	9,636	—		2,495	7,141	$826,214	$4,288	$10,935
iShares U.S. Energy ETF	5,372	—		—	5,372	$229,492	$1,172	—
iShares U.S. Financials ETF	5,351	—		—	5,351	$455,852	$2,120	—
iShares U.S. Healthcare ETF	2,656	1,585		2,656	1,585	$232,535	—	$51,150
iShares U.S. Industrials ETF	3,049	—		—	3,049	$313,925	$1,661	—
iShares U.S. Real Estate ETF	—	663		—	663	$53,855	$678	—
iShares U.S. Technology ETF	5,428	964		—	6,392	$641,501	$2,034	—
Master Basic Value LLC	$605,351	$93,211	[1,2]	—	$698,562	$698,562	$3,964	$16,632
Master Large Cap Growth Portfolio	$620,770	$112,890	[1,2]	—	$733,660	$733,660	$23,855	$10,211
Master Total Return Portfolio	$7,508,648	$263,504	[1,2]	—	$7,772,152	$7,772,152	$58,605	$88,494

[1]	Represents net shares/beneficial interest purchased.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (concluded)	LifePath® Active Retirement Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
26	Euro STOXX 50 Index	Eurex	March 2015	USD	982,588	$73,052
2	JPY Currency Futures	Chicago Mercantile	March 2015	USD	212,850	904
4	Nikkei 225 Futures	Osaka	March 2015	USD	601,711	2,873
3	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	392,625	14,278
(5)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	706,000	72,108
(12)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	1,456,125	(27,862)
Total						$135,353

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,376,308	$9,878,135	—	$24,254,443

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$73,012	—	—	$73,012
Equity contracts	75,925	—	—	75,925
Interest rate contracts	14,278	—	—	14,278
Liabilities:
Interest rate contracts	(27,862)	—	—	(27,862)

Total	$135,353	—	—	$135,353

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$141,000	—	—	$141,000
Liabilities:
Collateral on securities loaned at value	—	$(673,671)	—	(673,671)
Bank overdraft	—	(6,954)	—	(6,954)

Total	$141,000	$(680,625)	—	$(539,625)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2015	3

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active 2020 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 51.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	30,288	$751,739
BlackRock Commodity Strategies Fund, Institutional Class	130,201	1,022,076
BlackRock Emerging Markets Fund, Inc., Institutional Class	61,842	1,194,780
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	63,821	659,271
BlackRock Energy & Resources Portfolio, Institutional Class (b)	24,439	643,717
BlackRock Equity Dividend Fund, Institutional Class	30,146	718,984
BlackRock EuroFund, Institutional Class	108,369	1,588,697
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	55,982	664,507
BlackRock International Fund, Institutional Class	58,101	806,439
BlackRock International Opportunities Portfolio, Institutional Class	14,965	483,060
BlackRock Pacific Fund, Inc., Institutional Class	30,082	519,212
iShares International Developed Real Estate ETF	22,082	682,555
iShares MSCI Germany ETF (c)	18,358	514,942
iShares Russell 2000 ETF	9,557	1,105,745
iShares U.S. Energy ETF	9,306	397,552
iShares U.S. Financials ETF	9,263	789,115
iShares U.S. Healthcare ETF (c)	2,385	349,903
iShares U.S. Industrials ETF	5,254	540,952
iShares U.S. Real Estate ETF	6,118	496,965
iShares U.S. Technology ETF	9,439	947,298
Master Basic Value LLC	$1,580,872	1,580,872
Master Large Cap Growth Portfolio	$1,675,638	1,675,638

		18,134,019

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 39.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	136,286	$1,420,105
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	211,947	2,305,981
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	142,457	1,450,216
Master Total Return Portfolio	$8,962,534	8,962,534

		14,138,836

Short-Term Securities — 9.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	2,991,939	2,991,939
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$528,439	528,439

		3,520,378
Total Affiliated Investment Companies (Cost — $34,928,289*) — 100.9%		35,793,233
Liabilities in Excess of Other Assets — (0.9)%		(310,528)

Net Assets — 100.0%		$35,482,705

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$34,828,131

Gross unrealized appreciation	$4,336,466
Gross unrealized depreciation	(3,371,364)

Net unrealized appreciation	$965,102

4	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	LifePath® Active 2020 Portfolio

(a)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	19,162	18,178		7,052	30,288	$751,739	—	$106,124
BlackRock Commodity Strategies Fund, Inc., Institutional Class	130,171	30		—	130,201	$1,022,076	$246	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	47,869	13,973		—	61,842	$1,194,780	$5,249	—
BlackRock Emerging Long/Short Equity Fund, Institutional Class	137,748	—		73,927	63,821	$659,271	—	$5,175
BlackRock Energy & Resources Portfolio, Institutional Class	—	24,439		—	24,439	$643,717	—	—
BlackRock Equity Dividend Fund, Institutional Class	22,308	15,081		7,243	30,146	$718,984	$2,613	$19,657
BlackRock EuroFund, Institutional Class	105,071	3,298		—	108,369	$1,588,697	$47,260	—
BlackRock Global Long/Short Credit Fund, Institutional Class	130,556	5,730		—	136,286	$1,420,105	—	$59,429
BlackRock Global Long/Short Equity Fund, Institutional Class	123,011	60		67,089	55,982	$664,507	—	$26,893
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	209,828	2,119		—	211,947	$2,305,981	$812	$22,518
BlackRock International Fund, Institutional Class	56,812	1,289		—	58,101	$806,439	$18,227	—
BlackRock International Opportunities Portfolio, Institutional Class	13,078	1,887		—	14,965	$483,060	$12,063	$48,473
BlackRock Liquidity Funds, TempFund, Institutional Class	991,487	2,000,452	[1]	—	2,991,939	$2,991,939	$436	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$528,439	[1]	—	$528,439	$528,439	$500	—
BlackRock Pacific Fund, Inc., Institutional Class	27,947	2,135		—	30,082	$519,212	$2,566	$33,926
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	139,263	3,194		—	142,457	$1,450,216	$6,867	$24,718
iShares International Developed Real Estate ETF	10,208	11,874		—	22,082	$682,555	$2,261	—
iShares MSCI Germany ETF	18,358	—		—	18,358	$514,942	—	—
iShares Russell 2000 ETF	11,213	—		1,656	9,557	$1,105,745	$4,990	$7,258
iShares U.S. Energy ETF	9,306	—		—	9,306	$397,552	$2,031	—
iShares U.S. Financials ETF	9,263	—		—	9,263	$789,115	$3,565	—
iShares U.S. Healthcare ETF	4,598	2,385		4,598	2,385	$349,903	—	$88,549
iShares U.S. Industrials ETF	5,254	—		—	5,254	$540,952	$2,862	—
iShares U.S. Real Estate ETF	—	6,118		—	6,118	$496,965	—	—
iShares U.S. Technology ETF	9,439	—		—	9,439	$947,298	$3,537	—
Master Basic Value LLC	$1,474,172	$106,700	[1,2]	—	$1,580,872	$1,580,872	$9,366	$37,887
Master Large Cap Growth Portfolio	$1,524,258	$151,380	[1,2]	—	$1,675,638	$1,675,638	$5,200	$24,492
Master Total Return Portfolio	$8,658,633	$303,901	[1,2]	—	$8,962,534	$8,962,534	$67,581	$102,060

[1]	Represents net shares/beneficial interest purchased.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JANUARY 31, 2015	5

Schedule of Investments (concluded)	LifePath® Active 2020 Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
9	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	894,780	$2,481
37	Euro STOXX 50 Index	Eurex	March 2015	USD	1,398,298	101,829
4	JPY Currency Futures	Chicago Mercantile	March 2015	USD	425,700	1,830
6	Nikkei 225 Futures	Osaka	March 2015	USD	902,567	4,367
(9)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	1,270,800	129,845
(16)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	1,941,500	(37,081)
(6)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	785,250	(28,513)
Total						$174,758

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$23,045,750	$12,747,483	—	$35,793,233

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$131,675	—	—	$131,675
Equity contracts	108,677	—	—	108,677
Liabilities:
Interest rate contracts	(65,594)	—	—	(65,594)

Total	$174,758	—	—	$174,758

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets/liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$241,000	—	—	$241,000
Liabilities:
Collateral on securities loaned at value	—	$(528,439)	—	(528,439)
Bank overdraft	—	(9,234)	—	(9,234)

Total	$241,000	$(537,673)	—	$(296,673)

During the period ended January 31, 2015, there were no transfers between levels.

6	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active 2025 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 61.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,703	$613,136
BlackRock Commodity Strategies Fund, Institutional Class	137,238	1,077,314
BlackRock Emerging Markets Fund, Inc., Institutional Class	62,341	1,204,423
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	58,506	604,367
BlackRock Energy & Resources Portfolio, Institutional Class (b)	22,597	595,213
BlackRock Equity Dividend Fund, Institutional Class	24,781	591,023
BlackRock EuroFund, Institutional Class	99,393	1,457,098
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	51,262	608,480
BlackRock International Fund, Institutional Class	68,177	946,303
BlackRock International Opportunities Portfolio, Institutional Class	14,576	470,507
BlackRock Pacific Fund, Inc., Institutional Class	36,633	632,287
iShares International Developed Real Estate ETF	31,089	960,961
iShares MSCI Germany ETF (c)	19,272	540,580
iShares Russell 2000 ETF	7,001	810,016
iShares U.S. Energy ETF	10,290	439,589
iShares U.S. Financials ETF	10,232	871,664
iShares U.S. Healthcare ETF (c)	2,026	297,234
iShares U.S. Industrials ETF	5,792	596,344
iShares U.S. Real Estate ETF	8,880	721,322
iShares U.S. Technology ETF	10,393	1,043,041
Master Basic Value LLC	$1,781,185	1,781,185
Master Large Cap Growth Portfolio	$1,801,131	1,801,131

		18,663,218

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 29.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	105,425	$1,098,530
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	135,534	1,474,611
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	110,267	1,122,518
Master Total Return Portfolio	$5,351,563	5,351,563

		9,047,222

Short-Term Securities — 10.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	2,310,513	2,310,513
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$867,591	867,591

		3,178,104
Total Affiliated Investment Companies (Cost — $30,157,801*) — 101.4%		30,888,544
Liabilities in Excess of Other Assets — (1.4)%		(440,018)

Net Assets — 100.0%		$30,448,526

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$29,573,586

Gross unrealized appreciation	$4,290,405
Gross unrealized depreciation	(2,975,447)

Net unrealized appreciation	$1,314,958

BLACKROCK FUNDS II	JANUARY 31, 2015	7

Schedule of Investments (continued)	LifePath® Active 2025 Portfolio

(a)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	22,473	8,220		5,990		24,703	$613,136	—	$137,865
BlackRock Commodity Strategies Fund, Inc., Institutional Class	121,466	15,772		—		137,238	$1,077,314	$229	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	53,741	8,600		—		62,341	$1,204,423	—	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	106,839	—		48,333		58,506	$604,367	—	$3,383
BlackRock Energy & Resources Portfolio, Institutional Class	—	22,597		—		22,597	$595,213	—	—
BlackRock Equity Dividend Fund, Institutional Class	26,425	4,508		6,152		24,781	$591,023	$3,095	$26,870
BlackRock EuroFund, Institutional Class	57,138	42,255		—		99,393	$1,457,098	$43,346	—
BlackRock Global Long/Short Credit Fund, Institutional Class	100,992	4,433		—		105,425	$1,098,530	—	$45,972
BlackRock Global Long/Short Equity Fund, Institutional Class	95,408	56		44,202		51,262	$608,480	$5,893	$17,905
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	156,507	1,580		22,553		135,534	$1,474,611	$606	$(14,779)
BlackRock International Fund, Institutional Class	66,665	1,512		—		68,177	$946,303	$21,388	—
BlackRock International Opportunities Portfolio, Institutional Class	12,738	1,838		—		14,576	$470,507	$11,749	$47,214
BlackRock Liquidity Funds, TempFund, Institutional Class	1,985,396	325,117	[1]	—		2,310,513	$2,310,513	$430	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$867,591	[1]	—		$867,591	$867,591	$684	—
BlackRock Pacific Fund, Inc., Institutional Class	34,033	2,600		—		36,633	$632,287	$3,124	$41,315
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	107,794	2,473		—		110,267	$1,122,518	$5,335	$19,133
iShares International Developed Real Estate ETF	14,354	16,735		—		31,089	$960,961	$3,179	—
iShares MSCI Germany ETF	19,272	—		—		19,272	$540,580	—	—
iShares Russell 2000 ETF	9,148	—		2,147		7,001	$810,016	$4,071	$9,410
iShares U.S. Energy ETF	10,290	—		—		10,290	$439,589	$2,245	—
iShares U.S. Financials ETF	10,232	—		—		10,232	$871,664	$3,820	—
iShares U.S. Healthcare ETF	5,080	2,026		5,080		2,026	$297,234	—	$97,832
iShares U.S. Industrials ETF	5,792	—		—		5,792	$596,344	$3,155	—
iShares U.S. Real Estate ETF	—	8,880		—		8,880	$721,322	—	—
iShares U.S. Technology ETF	10,393	—		—		10,393	$1,043,041	$3,894	—
Master Basic Value LLC	$1,618,431	$162,754	[1,3]	—		$1,781,185	$1,781,185	$10,201	$40,946
Master Large Cap Growth Portfolio	$1,665,575	$135,556	[1,3]	—		$1,801,131	$1,801,131	$5,929	$26,592
Master Total Return Portfolio	$6,719,557	—		$1,367,994	[2,3]	$5,351,563	$5,351,563	$47,305	$62,355

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

8	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (concluded)	LifePath® Active 2025 Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
9	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	894,780	$2,409
32	Euro STOXX 50 Index	Eurex	March 2015	USD	1,209,339	89,743
4	JPY Currency Futures	Chicago Mercantile	March 2015	USD	425,700	1,807
7	Nikkei 225 Futures	Osaka	March 2015	USD	1,052,995	5,028
(6)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	847,200	86,530
(14)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	1,698,813	(32,505)
(9)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	1,177,875	(42,808)
Total						$110,204

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$21,087,074	$9,801,470	—	$30,888,544

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$88,337	—	—	$88,337
Equity contracts	97,180	—	—	97,180
Liabilities:
Interest rate contracts	(75,313)	—	—	(75,313)

Total	$110,204	—	—	$110,204

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$226,700	—	—	$226,700
Liabilities:
Collateral on securities loaned at value	—	$(867,591)	—	(867,591)
Bank overdraft	—	(9,024)	—	(9,024)

Total	$226,700	$(876,615)	—	$(649,915)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2015	9

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active 2030 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,758	$614,492
BlackRock Commodity Strategies Fund, Institutional Class	142,408	1,117,901
BlackRock Emerging Markets Fund, Inc., Institutional Class	75,023	1,449,446
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	58,525	604,563
BlackRock Energy & Resources Portfolio, Institutional Class (b)	22,687	597,583
BlackRock Equity Dividend Fund, Institutional Class	25,134	599,451
BlackRock EuroFund, Institutional Class	114,693	1,681,406
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	51,216	607,932
BlackRock International Fund, Institutional Class	50,988	707,711
BlackRock International Opportunities Portfolio, Institutional Class	16,609	536,153
BlackRock Pacific Fund, Inc., Institutional Class	37,379	645,155
iShares International Developed Real Estate ETF	45,455	1,405,014
iShares MSCI Germany ETF (c)	25,903	726,579
iShares Russell 2000 ETF	6,309	729,951
iShares U.S. Energy ETF	11,313	483,291
iShares U.S. Financials ETF	11,254	958,728
iShares U.S. Healthcare ETF (c)	2,040	299,288
iShares U.S. Industrials ETF (c)	6,387	657,606
iShares U.S. Real Estate ETF (c)	12,582	1,022,036
iShares U.S. Technology ETF	8,461	849,146
Master Basic Value LLC	$2,001,920	2,001,920
Master Large Cap Growth Portfolio	$2,109,649	2,109,649

		20,405,001

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 19.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	84,985	$885,541
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	87,066	947,284
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	88,936	905,369
Master Total Return Portfolio	$3,388,756	3,388,756

		6,126,950

Short-Term Securities — 16.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	3,604,950	3,604,950
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$1,629,120	1,629,120

		5,234,070
Total Affiliated Investment Companies (Cost — $30,665,966*) — 98.3%		31,766,021
Other Assets Less Liabilities — 1.7%		562,282

Net Assets — 100.0%		$32,328,303

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$30,319,574

Gross unrealized appreciation	$4,016,558
Gross unrealized depreciation	(2,570,111)

Net unrealized appreciation	$1,446,447

10	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	LifePath® Active 2030 Portfolio

(a)	During the period ended January 31, 2015 Investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	25,039	5,753		6,034		24,758	$614,492	—	$147,473
BlackRock Commodity Strategies Fund, Institutional Class	117,924	24,484		—		142,408	$1,117,901	$223	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	59,878	15,145		—		75,023	$1,449,446	—	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	86,021	—		27,496		58,525	$604,563	—	$1,925
BlackRock Energy & Resources Portfolio, Institutional Class	—	22,687		—		22,687	$597,583	—	—
BlackRock Equity Dividend Fund, Institutional Class	29,833	1,497		6,196		25,134	$599,451	$3,494	$36,030
BlackRock EuroFund, Institutional Class	101,772	23,432		10,511		114,693	$1,681,406	$54,602	$(32,372)
BlackRock Global Long/Short Credit Fund, Institutional Class	81,411	3,574		—		84,985	$885,541	—	$37,059
BlackRock Global Long/Short Equity Fund, Institutional Class	76,818	56		25,658		51,216	$607,932	$6,566	$10,673
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	118,666	1,198		32,798		87,066	$947,284	$459	$(32,426)
BlackRock International Fund, Institutional Class	70,530	1,601		21,143		50,988	$707,711	$22,629	$(2,754)
BlackRock International Opportunities Portfolio, Institutional Class	14,516	2,093		—		16,609	$536,153	$13,389	$53,801
BlackRock Liquidity Funds, TempFund, Institutional Class	2,736,474	868,476	[1]	—		3,604,950	$3,604,950	$519	—
BlackRock Liquidity Series, LLC, Money Market Series	$318,592	$1,310,528	[1]	—		$1,629,120	$1,629,120	$1,704	—
BlackRock Pacific Fund, Inc., Institutional Class	34,725	2,654		—		37,379	$645,155	$3,188	$42,155
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,941	1,995		—		88,936	$905,369	$4,327	$15,431
iShares International Developed Real Estate ETF	18,823	26,632		—		45,455	$1,405,014	$4,169	—
iShares MSCI Germany ETF	25,903	—		—		25,903	$726,579	—	—
iShares Russell 2000 ETF	7,810	—		1,501		6,309	$729,951	$3,476	$6,579
iShares U.S. Energy ETF	11,313	—		—		11,313	$483,291	$2,469	—
iShares U.S. Financials ETF	11,254	—		—		11,254	$958,728	$4,199	—
iShares U.S. Healthcare ETF	5,599	2,040		5,599		2,040	$299,288	—	$107,827
iShares U.S. Industrials ETF	6,387	—		—		6,387	$657,606	$3,479	—
iShares U.S. Real Estate ETF	4,235	8,347		—		12,582	$1,022,036	$3,432	—
iShares U.S. Technology ETF	11,452	—		2,991		8,461	$849,146	$4,291	$76,049
Master Basic Value LLC	$1,629,272	$372,648	[1,3]	—		$2,001,920	$2,001,920	$10,959	$46,727
Master Large Cap Growth Portfolio	$1,684,928	$424,721	[1,3]	—		$2,109,649	$2,109,649	$6,115	$28,637
Master Total Return Portfolio	$5,395,118	—		$2,006,362	[2,3]	$3,388,756	$3,388,756	$35,070	$40,571

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JANUARY 31, 2015	11

Schedule of Investments (concluded)	LifePath® Active 2030 Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ Short	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
22	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	2,187,240	$5,888
32	Euro STOXX 50 Index	Eurex	March 2015	USD	1,209,339	90,251
5	JPY Currency Futures	Chicago Mercantile	March 2015	USD	532,125	2,259
9	Nikkei 225 Futures	Osaka	March 2015	USD	1,353,850	6,464
(9)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	1,270,800	129,795
(14)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	1,698,813	(32,505)
(15)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	1,963,125	(71,346)
Total						$130,806

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$22,636,576	$9,129,445	—	$31,766,021

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$132,054	—	—	$132,054
Equity contracts	102,603	—	—	102,603
Liabilities:
Interest rate contracts	(103,851)	—	—	(103,851)

Total	$130,806	—	—	$130,806

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$316,930	—	—	$316,930
Liabilities:
Collateral on securities loaned at value	—	$(1,629,120)	—	(1,629,120)
Bank overdraft	—	(86,352)	—	(86,352)

Total	$316,930	$(1,715,472)	—	$(1,398,542)

During the period ended January 31, 2015, there were no transfers between levels.

12	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active 2035 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 76.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	27,209	$675,326
BlackRock Commodity Strategies Fund, Institutional Class	97,106	762,282
BlackRock Emerging Markets Fund, Inc., Institutional Class	57,547	1,111,815
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	40,995	423,478
BlackRock Energy & Resources Portfolio, Institutional Class (b)	15,601	410,941
BlackRock Equity Dividend Fund, Institutional Class	27,713	660,953
BlackRock EuroFund, Institutional Class	87,470	1,282,303
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	35,834	425,348
BlackRock International Fund, Institutional Class	32,787	455,082
BlackRock International Opportunities Portfolio, Institutional Class	5,891	190,164
BlackRock Pacific Fund, Inc., Institutional Class	7,283	125,697
iShares International Developed Real Estate ETF	38,572	1,192,261
iShares MSCI Germany ETF	10,960	307,428
iShares Russell 2000 ETF	3,694	427,396
iShares U.S. Energy ETF	8,291	354,192
iShares U.S. Financials ETF	8,250	702,817
iShares U.S. Healthcare ETF	1,363	199,966
iShares U.S. Industrials ETF	4,693	483,191
iShares U.S. Real Estate ETF (c)	10,636	863,962
iShares U.S. Technology ETF	4,403	441,885
Master Basic Value LLC	$2,026,636	2,026,636
Master Large Cap Growth Portfolio	$2,107,153	2,107,153

		15,630,276

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 11.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	45,800	$477,235
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	33,208	361,301
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	47,930	487,924
Master Total Return Portfolio	$1,001,498	1,001,498

		2,327,958

Short-Term Securities — 13.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	2,200,871	2,200,871
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$473,790	473,790

		2,674,661
Total Affiliated Investment Companies
(Cost — $20,302,506*) — 100.9%		20,632,895
Liabilities in Excess of Other Assets — (0.9)%		(179,561)

Net Assets — 100.0%		$20,453,334

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$19,895,837

Gross unrealized appreciation	$2,214,533
Gross unrealized depreciation	(1,477,475)

Net unrealized appreciation	$737,058

BLACKROCK FUNDS II	JANUARY 31, 2015	13

Schedule of Investments (continued)	LifePath® Active 2035 Portfolio

(a)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	15,157	16,081		4,029		27,209	$675,326	—	$101,805
BlackRock Commodity Strategies Fund, Institutional Class	78,218	18,888		—		97,106	$762,282	$148	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	44,212	13,335		—		57,547	$1,111,815	—	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	46,415	—		5,420		40,995	$423,478	—	$379
BlackRock Energy & Resources Portfolio, Institutional Class	—	15,601		—		15,601	$410,941	—	—
BlackRock Equity Dividend Fund, Institutional Class	18,109	13,742		4,138		27,713	$660,953	$3,072	$21,866
BlackRock EuroFund, Institutional Class	98,369	31,438		42,337		87,470	$1,282,303	$56,609	$(105,399)
BlackRock Global Long/Short Credit Fund, Institutional Class	43,874	1,926		—		45,800	$477,235	—	$19,972
BlackRock Global Long/Short Equity Fund, Institutional Class	41,449	39		5,654		35,834	$425,348	$4,848	$2,671
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	57,301	578		24,671		33,208	$361,301	$222	$(13,733)
BlackRock International Fund, Institutional Class	49,409	1,121		17,743		32,787	$455,082	$15,852	$(3,839)
BlackRock International Opportunities Portfolio, Institutional Class	10,550	1,522		6,181		5,891	$190,164	$9,731	$21,180
BlackRock Liquidity Funds, TempFund, Institutional Class	2,888,772	—		687,901	[2]	2,200,871	$2,200,871	$441	—
BlackRock Liquidity Series, LLC, Money Market Series	$423,624	$50,166	[1]	—		$473,790	$473,790	$671	—
BlackRock Pacific Fund, Inc., Institutional Class	17,420	1,331		11,468		7,283	$125,697	$1,599	$(13,832)
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	46,855	1,075		—		47,930	$487,924	$2,355	$8,316
iShares International Developed Real Estate ETF	15,323	23,249		—		38,572	$1,192,261	$3,394	—
iShares MSCI Germany ETF	10,960	—		—		10,960	$307,428	—	—
iShares Russell 2000 ETF	4,520	—		826		3,694	$427,396	$2,011	$3,620
iShares U.S. Energy ETF	8,291	—		—		8,291	$354,192	$1,809	—
iShares U.S. Financials ETF	8,250	—		—		8,250	$702,817	$3,272	—
iShares U.S. Healthcare ETF	4,101	1,363		4,101		1,363	$199,966	—	$75,688
iShares U.S. Industrials ETF	4,693	—		—		4,693	$483,191	$2,556	—
iShares U.S. Real Estate ETF	5,631	5,005		—		10,636	$863,962	$4,564	—
iShares U.S. Technology ETF	8,399	—		3,996		4,403	$441,885	$3,147	$49,594
Master Basic Value LLC	$985,312	$1,041,324	[1,3]	—		$2,026,636	$2,026,636	$8,164	$42,082
Master Large Cap Growth Portfolio	$1,024,068	$1,083,085	[1,3]	—		$2,107,153	$2,107,153	$4,592	$20,353
Master Total Return Portfolio	$2,918,224	—		$1,916,726	[2,3]	$1,001,498	$1,001,498	$16,325	$13,177

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

14	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (concluded)	LifePath® Active 2035 Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
15	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	1,491,300	$4,015
22	Euro STOXX 50 Index	Eurex	March 2015	USD	831,421	62,245
5	JPY Currency Futures	Chicago Mercantile	March 2015	USD	532,125	2,259
7	Nikkei 225 Futures	Osaka	March 2015	USD	1,052,995	5,028
(5)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	706,000	72,108
(10)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	1,213,438	(23,218)
(14)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	1,832,250	(66,590)
Total						$55,847

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,023,818	$5,609,077	—	$20,632,895

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$74,367	—	—	$74,367
Equity contracts	71,288	—	—	71,288
Liabilities:
Interest rate contracts	(89,808)	—	—	(89,808)

Total	$55,847	—	—	$55,847

1 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,462	$—	—	$5,462
Cash pledged for financial futures contracts	212,000	—	—	212,000
Liabilities:
Collateral on securities loaned at value	—	$(473,790)	—	(473,790)

Total	$217,462	$(473,790)	—	$(256,328)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2015	15

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active 2040 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	38,708	$960,721
BlackRock Commodity Strategies Fund, Institutional Class	106,980	839,796
BlackRock Emerging Markets Fund, Inc., Institutional Class	67,356	1,301,314
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	38,108	393,656
BlackRock Energy & Resources Portfolio, Institutional Class (b)	15,816	416,602
BlackRock Equity Dividend Fund, Institutional Class	39,274	936,680
BlackRock EuroFund, Institutional Class	121,931	1,787,506
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	34,068	404,385
BlackRock International Fund, Institutional Class	54,453	755,806
BlackRock International Opportunities Portfolio, Institutional Class	8,918	287,866
BlackRock Pacific Fund, Inc., Institutional Class	31,470	543,176
iShares International Developed Real Estate ETF	49,148	1,519,165
iShares MSCI Germany ETF (c)	8,292	232,591
iShares Russell 2000 ETF (c)	3,831	443,247
iShares U.S. Energy ETF	9,254	395,331
iShares U.S. Financials ETF	9,208	784,429
iShares U.S. Healthcare ETF (c)	1,440	211,262
iShares U.S. Industrials ETF (c)	5,229	538,378
iShares U.S. Real Estate ETF	13,678	1,111,064
iShares U.S. Technology ETF	4,096	411,075
Master Basic Value LLC	$2,119,146	2,119,146
Master Large Cap Growth Portfolio	$2,004,844	2,004,844

		18,398,040

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 4.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	37,562	$391,396
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	191	2,073
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	39,383	400,914
Master Total Return Portfolio	$223,638	223,638

		1,018,021

Short-Term Securities — 13.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	1,901,408	1,901,408
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$1,024,347	1,024,347

		2,925,755
Total Affiliated Investment Companies
(Cost — $21,869,514*) — 103.8%		22,341,816
Liabilities in Excess of Other Assets — (3.8)%		(808,558)

Net Assets — 100.0%		$21,533,258

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,456,591

Gross unrealized appreciation	$2,455,974
Gross unrealized depreciation	(1,570,749)

Net unrealized appreciation	$885,225

16	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	LifePath® Active 2040 Portfolio

(a)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	17,559	25,406		4,257		38,708	$960,721	—	$134,452
BlackRock Commodity Strategy Fund, Institutional Class	80,293	26,687		—		106,980	$839,796	$152	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	49,714	17,642		—		67,356	$1,301,314	—	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	38,108	—		—		38,108	$393,656	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	15,816		—		15,816	$416,602	—	—
BlackRock Equity Dividend Fund, Institutional Class	21,003	22,643		4,372		39,274	$936,680	$3,908	$29,294
BlackRock EuroFund, Institutional Class	105,028	31,814		14,911		121,931	$1,787,506	$59,677	$(45,926)
BlackRock Global Long/Short Credit Fund, Institutional Class	35,982	1,580		—		37,562	$391,396	—	$16,379
BlackRock Global Long/Short Equity Fund, Institutional Class	34,031	37		—		34,068	$404,385	$5,451	$443
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	36,241	366		36,416		191	$2,073	$140	$(19,195)
BlackRock International Fund, Institutional Class	67,909	1,541		14,997		54,453	$755,806	$21,788	$(6,403)
BlackRock International Opportunities Portfolio, Institutional Class	13,501	1,948		6,531		8,918	$287,866	$12,452	$48,080
BlackRock Liquidity Funds, TempFund, Institutional Class	2,547,320	—		645,912	[2]	1,901,408	$1,901,408	$356	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,024,347	[1]	—		$1,024,347	$1,024,347	$926	—
BlackRock Pacific Fund, Inc., Institutional Class	29,236	2,234		—		31,470	$543,176	$2,684	$35,492
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	38,499	884		—		39,383	$400,914	$1,977	$6,833
iShares International Developed Real Estate ETF	24,486	24,662		—		49,148	$1,519,165	$5,423	—
iShares MSCI Germany ETF	8,292	—		—		8,292	$232,591	—	—
iShares Russell 2000 ETF	4,018	—		187		3,831	$443,247	$1,788	$2,150
iShares U.S. Energy ETF	9,254	—		—		9,254	$395,331	$2,019	—
iShares U.S. Financials ETF	9,208	—		—		9,208	$784,429	$3,493	—
iShares U.S. Healthcare ETF	4,579	1,440		4,579		1,440	$211,262	—	$87,867
iShares U.S. Industrials ETF	5,229	—		—		5,229	$538,378	$2,848	—
iShares U.S. Real Estate ETF	5,797	7,881		—		13,678	$1,111,064	$4,698	—
iShares U.S. Technology ETF	9,372	—		5,276		4,096	$411,075	$3,512	$56,040
Master Basic Value LLC	$1,129,088	$990,058	[1,3]	—		$2,119,146	$2,119,146	$9,191	$46,441
Master Large Cap Growth Portfolio	$1,175,087	$829,757	[1,3]	—		$2,004,844	$2,004,844	$5,007	$22,393
Master Total Return Portfolio	$2,389,318	—		$2,165,680	[2,3]	$223,638	$223,638	$10,749	$4,216

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JANUARY 31, 2015	17

Schedule of Investments (concluded)	LifePath® Active 2040 Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
14	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	1,391,880	$3,747
29	Euro STOXX 50 Index	Eurex	March 2015	USD	1,095,964	64,309
4	JPY Currency Futures	Chicago Mercantile	March 2015	USD	425,700	1,808
7	Nikkei 225 Futures	Osaka	March 2015	USD	1,052,995	5,028
(6)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	847,200	86,530
(10)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	1,213,438	(23,218)
(16)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	2,094,000	(76,103)
Total						$62,101

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$16,969,841	$5,371,975	—	$22,341,816

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$88,338	—	—	$88,338
Equity contracts	73,084	—	—	73,084
Liabilities:
Interest rate contracts	(99,321)	—	—	(99,321)

Total	$62,101	—	—	$62,101

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,276	—	—	$9,276
Cash pledged for financial futures contracts	229,000	—	—	229,000
Liabilities:
Collateral on securities loaned at value	—	$(1,024,347)	—	(1,024,347)

Total	$238,276	$(1,024,347)	—	$(786,071)

During the period ended January 31, 2015, there were no transfers between levels.

18	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active 2045 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 88.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	25,569	$634,629
BlackRock Commodity Strategies Fund, Institutional Class	69,020	541,803
BlackRock Emerging Markets Fund, Inc., Institutional Class	44,135	852,690
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	19,211	198,450
BlackRock Energy & Resources Portfolio, Institutional Class (b)	9,936	261,716
BlackRock Equity Dividend Fund, Institutional Class	26,005	620,230
BlackRock EuroFund, Institutional Class	79,381	1,163,731
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	17,174	203,854
BlackRock International Fund, Institutional Class	34,238	475,221
BlackRock International Opportunities Portfolio, Institutional Class	5,976	192,901
BlackRock Pacific Fund, Inc., Institutional Class	13,416	231,566
iShares International Developed Real Estate ETF	33,717	1,042,192
iShares MSCI Germany ETF (c)	4,079	114,416
iShares Russell 2000 ETF	2,475	286,358
iShares U.S. Energy ETF	6,227	266,017
iShares U.S. Financials ETF	6,187	527,071
iShares U.S. Healthcare ETF (c)	722	105,925
iShares U.S. Industrials ETF (c)	3,514	361,801
iShares U.S. Real Estate ETF (c)	9,221	749,022
iShares U.S. Technology ETF	2,262	227,014
Master Basic Value LLC	$1,330,001	1,330,001
Master Large Cap Growth Portfolio	$1,389,025	1,389,025

		11,775,633

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 4.1%
BlackRock Global Long/Short Credit Fund, Institutional Class	18,950	$197,461
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	19,858	202,159
Master Total Return Portfolio	$140,764	140,764

		540,384

Short-Term Securities — 12.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	772,630	772,630
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$904,672	904,672

		1,677,302
Total Affiliated Investment Companies (Cost — $13,802,241*) — 105.7%		13,993,319
Liabilities in Excess of Other Assets — (5.7)%		(757,653)

Net Assets — 100.0%		$13,235,666

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,568,810

Gross unrealized appreciation	$1,445,491
Gross unrealized depreciation	(1,020,982)

Net unrealized appreciation	$424,509

BLACKROCK FUNDS II	JANUARY 31, 2015	19

Schedule of Investments (continued)	LifePath® Active 2045 Portfolio

(a)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,981	16,195		2,607		25,569	$634,629	—	$90,218
BlackRock Commodity Strategy Fund, Institutional Class	50,220	18,800		—		69,020	$541,803	$95	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,555	10,580		—		44,135	$852,690	$3,680	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	19,211	—		—		19,211	$198,450	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	9,936		—		9,936	$261,716	—	—
BlackRock Equity Dividend Fund, Institutional Class	14,382	14,301		2,678		26,005	$620,230	$2,594	$19,815
BlackRock EuroFund, Institutional Class	77,627	20,408		18,654		79,381	$1,163,731	$42,754	$(57,454)
BlackRock Global Long/Short Credit Fund, Institutional Class	18,153	797		—		18,950	$197,461	—	$8,263
BlackRock Global Long/Short Equity Fund, Institutional Class	17,155	19		—		17,174	$203,854	—	$223
BlackRock International Fund, Institutional Class	42,651	968		9,381		34,238	$475,221	$13,684	$(1,008)
BlackRock International Opportunities Portfolio, Institutional Class	8,793	1,268		4,085		5,976	$192,901	$8,110	$16,747
BlackRock Liquidity Funds, TempFund, Institutional Class	2,072,299	—		1,299,669	[2]	772,630	$772,630	$237	—
BlackRock Liquidity Series, LLC, Money Market Series	$273,372	$631,300	[1]	—		$904,672	$904,672	$1,621	—
BlackRock Pacific Fund, Inc., Institutional Class	12,464	952		—		13,416	$231,566	$1,144	$15,131
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	19,413	445		—		19,858	$202,159	$1,066	$3,446
iShares International Developed Real Estate ETF	16,705	17,012		—		33,717	$1,042,192	$3,700	—
iShares MSCI Germany ETF	4,079	—		—		4,079	$114,416	—	—
iShares Russell 2000 ETF	2,156	319		—		2,475	$286,358	$959	—
iShares U.S. Energy ETF	6,227	—		—		6,227	$266,017	$1,359	—
iShares U.S. Financials ETF	6,187	—		—		6,187	$527,071	$2,065	—
iShares U.S. Healthcare ETF	3,074	—		2,352		722	$105,925	$307	$41,666
iShares U.S. Industrial ETF	3,514	—		—		3,514	$361,801	$1,914	—
iShares U.S. Real Estate ETF	3,634	5,587		—		9,221	$749,022	$2,945	—
iShares U.S. Technology ETF	6,288	—		4,026		2,262	$227,014	$2,356	$30,503
Master Basic Value LLC	$773,490	$556,511	[1,3]	—		$1,330,001	$1,330,001	$5,937	$29,422
Master Large Cap Growth Portfolio	$802,104	$586,921	[1,3]	—		$1,389,025	$1,389,025	$3,319	$14,859
Master Total Return Portfolio	$1,204,456	—		$1,063,692	[2,3]	$140,764	$140,764	$5,416	$2,381

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

20	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (concluded)	LifePath® Active 2045 Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
8	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	795,360	$2,141
19	Euro STOXX 50 Index	Eurex	March 2015	USD	718,045	40,761
3	JPY Currency Futures	Chicago Mercantile	March 2015	USD	319,275	1,356
5	Nikkei 225 Futures	Osaka	March 2015	USD	752,139	3,591
(4)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	564,800	57,687
(6)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	728,063	(13,931)
(12)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	1,570,500	(57,077)
Total						$34,528

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$10,228,857	$3,764,462	—	$13,993,319

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$59,043	—	—	$59,043
Equity contracts	46,493	—	—	46,493
Liabilities:
Interest rate contracts	(71,008)	—	—	(71,008)

Total	$34,528	—	—	$34,528

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,916	—	—	$8,916
Cash pledged for financial futures contracts	146,000	—	—	146,000
Liabilities:
Collateral on securities loaned at value	—	$(904,672)	—	(904,672)

Total	$154,916	$(904,672)	—	$(749,756)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2015	21

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active 2050 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 90.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	31,392	$779,156
BlackRock Commodity Strategies Fund, Institutional Class	63,631	499,507
BlackRock Emerging Markets Fund, Inc., Institutional Class	41,997	811,382
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	11,644	120,283
BlackRock Energy & Resources Portfolio, Institutional Class (b)	9,242	243,442
BlackRock Equity Dividend Fund, Institutional Class	31,911	761,066
BlackRock EuroFund, Institutional Class	74,892	1,097,911
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	10,410	123,568
BlackRock International Fund, Institutional Class	23,780	330,064
BlackRock International Opportunities Portfolio, Institutional Class	5,295	170,926
BlackRock Pacific Fund, Inc., Institutional Class	11,818	203,986
iShares International Developed Real Estate ETF	32,258	997,095
iShares MSCI Germany ETF (c)	3,352	94,024
iShares Russell 2000 ETF	2,410	278,837
iShares U.S. Energy ETF	6,086	259,994
iShares U.S. Financials ETF	6,054	515,740
iShares U.S. Healthcare ETF (c)	823	120,742
iShares U.S. Industrials ETF (c)	3,443	354,491
iShares U.S. Real Estate ETF (c)	8,949	726,927
iShares U.S. Technology ETF	2,451	245,982
Master Basic Value LLC	$1,369,930	1,369,930
Master Large Cap Growth Portfolio	$1,418,863	1,418,863

		11,523,916

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 2.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	11,477	$119,592
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	12,009	122,250
Master Total Return Portfolio	$132,085	132,085

		373,927

Short-Term Securities — 12.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	731,042	731,042
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$867,103	867,103

		1,598,145
Total Affiliated Investment Companies (Cost — $13,469,321) — 105.8%		13,495,988
Liabilities in Excess of Other Assets — (5.8)%		(745,214)

Net Assets — 100.0%		$12,750,774

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,163,600

Gross unrealized appreciation	$1,329,873
Gross unrealized depreciation	(997,485)

Net unrealized appreciation	$332,388

22	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	LifePath® Active 2050 Portfolio

(a)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12,105	21,774		2,487		31,392	$779,156	—	$100,670
BlackRock Commodity Strategies Fund, Institutional Class	46,269	17,362		—		63,631	$499,507	$87	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,053	8,944		—		41,997	$811,382	$3,625	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	11,644	—		—		11,644	$120,283	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	9,242		—		9,242	$243,442	—	—
BlackRock Equity Dividend Fund, Institutional Class	14,441	20,023		2,553		31,911	$761,066	$2,822	$22,155
BlackRock EuroFund, Institutional Class	73,424	18,998		17,530		74,892	$1,097,911	$40,306	$(53,994)
BlackRock Global Long/Short Credit Fund, Institutional Class	10,995	482		—		11,477	$119,592	—	$5,005
BlackRock Global Long/Short Equity Fund, Institutional Class	10,399	11		—		10,410	$123,568	—	$135
BlackRock International Fund, Institutional Class	31,873	723		8,816		23,780	$330,064	$10,226	$(1,745)
BlackRock International Opportunities Portfolio, Institutional Class	7,983	1,151		3,839		5,295	$170,926	$7,363	$15,961
BlackRock Liquidity Funds, TempFund, Institutional Class	2,239,857	—		1,508,815	[2]	731,042	$731,042	$270	—
BlackRock Liquidity Series, LLC, Money Market Series	$251,864	$615,239	[1]	—		$867,103	$867,103	$1,613	—
BlackRock Pacific Fund, Inc., Institutional Class	10,980	838		—		11,818	$203,986	$1,008	$13,329
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	11,739	270		—		12,009	$122,250	$642	$2,084
iShares International Developed Real Estate ETF	18,833	13,425		—		32,258	$997,095	$4,171	—
iShares MSCI Germany ETF	3,352	—		—		3,352	$94,024	—	—
iShares Russell 2000 ETF	1,695	715		—		2,410	$278,837	$754	—
iShares U.S. Energy ETF	6,086	—		—		6,086	$259,994	$1,328	—
iShares U.S. Financials ETF	6,054	—		—		6,054	$515,740	$2,382	—
iShares U.S. Healthcare ETF	3,010	—		2,187		823	$120,742	$350	$39,107
iShares U.S. Industrials ETF	3,443	—		—		3,443	$354,491	$1,875	—
iShares U.S. Real Estate ETF	3,348	5,601		—		8,949	$726,927	$2,713	—
iShares U.S. Technology ETF	6,150	—		3,699		2,451	$245,982	$2,305	$16,007
Master Basic Value LLC	$755,914	$614,016	[1,3]	—		$1,369,930	$1,369,930	$5,673	$28,267
Master Large Cap Growth Portfolio	$775,439	$643,424	[1,3]	—		$1,418,863	$1,418,863	$21,351	$13,875
Master Total Return Portfolio	$724,622	—		$592,537	[2,3]	$132,085	$132,085	$3,684	$2,060

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JANUARY 31, 2015	23

Schedule of Investments (concluded)	LifePath® Active 2050 Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
6	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	596,520	$1,606
16	Euro STOXX 50 Index	Eurex	March 2015	USD	604,670	35,690
3	JPY Currency Futures	Chicago Mercantile	March 2015	USD	319,275	1,356
6	Nikkei 225 Futures	Osaka	March 2015	USD	902,567	4,309
(3)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	423,600	43,265
(6)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	728,063	(13,931)
(12)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	1,570,500	(57,077)
Total						$15,218

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,708,007	$3,787,981	—	$13,495,988

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$44,621	—	—	$44,621
Equity contracts	41,605	—	—	41,605
Liabilities:
Interest rate contracts	(71,008)	—	—	(71,008)

Total	$15,218	—	—	$15,218

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,958	—	—	$1,958
Cash pledged for financial futures contracts	137,000	—	—	137,000
Liabilities:
Collateral on securities loaned at value	—	$(867,103)	—	(867,103)

Total	$138,958	$(867,103)	—	$(728,145)

During the period ended January 31, 2015, there were no transfers between levels.

24	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	LifePath® Active 2055 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 87.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	4,689	$116,391
BlackRock Commodity Strategies Fund, Institutional Class	12,431	97,580
BlackRock Emerging Markets Fund, Inc., Institutional Class	7,462	144,156
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	1,233	12,737
BlackRock Energy & Resources Portfolio, Institutional Class (b)	1,948	51,321
BlackRock Equity Dividend Fund, Institutional Class	4,760	113,537
BlackRock EuroFund, Institutional Class	11,385	166,900
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	1,102	13,081
BlackRock International Fund, Institutional Class	6,594	91,528
BlackRock International Opportunities Portfolio, Institutional Class	2,510	81,009
BlackRock Pacific Fund, Inc., Institutional Class	2,536	43,775
iShares International Developed Real Estate ETF	6,244	193,002
iShares MSCI Germany ETF (c)	1,233	34,586
iShares Russell 2000 ETF	471	54,495
iShares U.S. Energy ETF	1,345	57,458
iShares U.S. Financials ETF	1,335	113,729
iShares U.S. Healthcare ETF (c)	204	29,929
iShares U.S. Industrials ETF (c)	760	78,250
iShares U.S. Real Estate ETF (c)	1,760	142,965
iShares U.S. Technology ETF	511	51,284
Master Basic Value LLC	$237,830	237,830
Master Large Cap Growth Portfolio	$249,984	249,984

		2,175,527

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 0.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	1,214	$12,651
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,018	10,367

		23,018

Short-Term Securities — 16.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)	222,617	222,617
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (d)(e)	$174,273	174,273

		396,890
Total Affiliated Investment Companies (Cost — $2,597,740*) — 104.6%		2,595,435
Liabilities in Excess of Other Assets — (4.6)%		(115,223)

Net Assets — 100.0%		$2,480,212

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,514,338

Gross unrealized appreciation	$157,978
Gross unrealized depreciation	(76,881)

Net unrealized appreciation	$81,097

BLACKROCK FUNDS II	JANUARY 31, 2015	25

Schedule of Investments (continued)	LifePath® Active 2055 Portfolio

(a)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	2,717	2,461		489		4,689	$116,391	—	$17,435
BlackRock Commodity Strategies Fund, Institutional Class	10,078	2,353		—		12,431	$97,580	$19	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	7,419	43		—		7,462	$144,156	$814	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	1,233	—		—		1,233	$12,737	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	1,948		—		1,948	$51,321	—	—
BlackRock Equity Dividend Fund, Institutional Class	3,243	2,019		502		4,760	$113,537	$498	$3,826
BlackRock EuroFund, Institutional Class	10,947	3,864		3,426		11,385	$166,900	$6,459	$(5,859)
BlackRock Global Long/Short Credit Fund, Institutional Class	1,163	51		—		1,214	$12,651	—	$529
BlackRock Global Long/Short Equity Fund, Institutional Class	1,101	1		—		1,102	$13,081	—	$14
BlackRock International Fund, Institutional Class	8,554	194		2,154		6,594	$91,528	$2,744	$456
BlackRock International Opportunities Portfolio, Institutional Class	2,849	411		750		2,510	$81,009	$2,628	$7,475
BlackRock Liquidity Funds, TempFund, Institutional Class	492,631	—		270,014	[2]	222,617	$222,617	$60	—
BlackRock Liquidity Series, LLC, Money Market Series	$24,548	$149,725	[1]	—		$174,273	$174,273	$375	—
BlackRock Pacific Fund, Inc., Institutional Class	3,650	279		1,393		2,536	$43,775	$335	$184
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	996	22		—		1,018	$10,367	$49	$177
iShares International Developed Real Estate ETF	6,244	—		—		6,244	$193,002	$1,383	—
iShares MSCI Germany ETF	1,233	—		—		1,233	$34,586	—	—
iShares Russell 2000 ETF	345	126		—		471	$54,495	$154	—
iShares U.S. Energy ETF	1,345	—		—		1,345	$57,458	$294	—
iShares U.S. Financials ETF	1,335	—		—		1,335	$113,729	$432	—
iShares U.S. Healthcare ETF	665	—		461		204	$29,929	$87	$8,513
iShares U.S. Industrials ETF	760	—		—		760	$78,250	$414	—
iShares U.S. Real Estate ETF	355	1,405		—		1,760	$142,965	$288	—
iShares U.S. Technology ETF	1,360	—		849		511	$51,284	$510	$10,679
Master Basic Value LLC	$172,165	$65,665	[1,3]	—		$237,830	$237,830	$1,213	$5,448
Master Large Cap Growth Portfolio	$178,388	$71,596	[1,3]	—		$249,984	$249,984	$672	$3,057

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

26	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (concluded)	LifePath® Active 2055 Portfolio

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
2	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	198,840	$535
3	Euro STOXX 50 Index	Eurex	March 2015	USD	113,376	6,178
1	Nikkei 225 Futures	Osaka	March 2015	USD	150,428	718
(1)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	141,200	14,422
Total						$21,853

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,933,348	$662,087	—	$2,595,435

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$14,422	—	—	$14,422
Equity contracts	7,431	—	—	7,431

Total	$21,853	—	—	$21,853

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$31,000	—	—	$31,000
Liabilities:
Collateral on securities loaned at value	—	$(174,273)	—	(174,273)

Total	$31,000	$(174,273)	—	$(143,273)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2015	27

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II
By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 25, 2015